CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue (including revenue from related parties of RMB145,442, RMB573,158 and RMB411,010 for the years ended December 31,2020, 2021 and 2022, respectively)	¥ 3,434,620	$ 497,973	¥ 4,477,929	¥ 3,961,962
Operating costs and expenses:
Sales and marketing (including expenses from related parties of RMB111,550, RMB1,548 and RMB38 for the years ended December 31, 2020, 2021 and 2022, respectively)	(573,974)	(83,218)	(1,553,344)	(1,905,095)
Origination, servicing and other operating costs (including costs from related parties of RMB718,734, RMB354,985 and RMB350,311 for the years ended December 31, 2020, 2021 and 2022, respectively)	(776,841)	(112,631)	(760,858)	(1,104,682)
General and administrative (including expenses from related parties of RMB192,934, RMB135,118 and RMB100,636 for the years ended December 31, 2020, 2021 and 2022, respectively)	(423,718)	(61,433)	(506,240)	(630,555)
Allowance for contract assets, receivables and others	(188,223)	(27,291)	(370,154)	(371,629)
Loss of disposal | ¥				(655,839)
Total operating costs and expenses	(1,962,756)	(284,573)	(3,190,596)	(4,667,800)
Other income/(expenses):
Interest income/(expenses), net	(26,302)	(3,813)	(73,383)	61,623
Fair value adjustments related to the consolidated ABFE	18,900	2,740	(37,442)	(143,988)
Other income, net	30,921	4,483	26,665	14,844
Total other (expenses)/income, net	23,519	3,410	(84,160)	(67,521)
Income/(loss) before provision for income taxes	1,495,383	216,810	1,203,173	(773,359)
Income tax benefits/(expenses)	(300,512)	(43,570)	(170,189)	80,611
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)
Basic net (loss)/income per share | (per share)	¥ 6.8397	$ 0.9917	¥ 6.1113	¥ (3.8422)
Weighted average number of ordinary shares outstanding, basic	174,695,959	174,695,959	169,029,826	180,301,898
Diluted net (loss)/income per share | (per share)	¥ 6.8126	$ 0.9877	¥ 6.0554	¥ (3.8422)
Weighted average number of ordinary shares outstanding, diluted	175,391,332	175,391,332	170,590,203	180,301,898